Consolidated cash flow statement £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Cash flow from operating activities
Total profit for the year	£ 6,289	£ 2,951	£ 5,308
Adjustments reconciling profit after tax to operating cash flows	2,654	4,910	2,788
Cash generated from operations	8,943	7,861	8,096
Taxation paid	(1,202)	(1,307)	(1,328)
Total net cash inflow/(outflow) from operating activities	7,741	6,554	6,768
Cash flow from investing activities
Purchase of property, plant and equipment	(1,348)	(1,399)	(1,314)
Proceeds from sale of property, plant and equipment	24	65	28
Purchase of intangible assets	(1,637)	(1,583)	(1,030)
Proceeds from sale of intangible assets	115	131	12
Purchase of equity investments	(92)	(103)	(123)
Proceeds from sale of equity investments	189	2,356	1,832
Share transactions with non-controlling interests	0	(1)	0
Purchase of businesses, net of cash acquired	(1,692)	(805)	(1,457)
Investments in associates and joint ventures	0	(43)	0
Proceeds from disposal of associates and joint ventures	0	0	1
Contingent consideration paid	(17)	(19)	(11)
Disposal of businesses	(27)	(18)	49
Interest received	154	138	115
(Increase)/decrease in liquid investments	11	21	72
Dividends from joint ventures and associates	67	15	11
Dividend and distributions from investments	20	16	220
Total net cash inflow/(outflow) from investing activities	(4,233)	(1,229)	(1,595)
Cash flow from financing activities
Issue of share capital	15	20	10
Repayment of long-term loans	(1,400)	(1,615)	(2,260)
Issue of long-term notes	1,979	1,075	223
Net increase/(decrease) in short-term loans	1,085	(811)	(333)
Increase in other short-term loans	130	266	0
Repayment of other short-term loans	(288)	(81)	0
Repayment of lease liabilities	(241)	(226)	(197)
Interest paid	(679)	(632)	(766)
Dividends paid to shareholders	(2,564)	(2,444)	(2,247)
Purchase of treasury shares	(1,377)	0	0
Distribution to non-controlling interests	(391)	(416)	(412)
Contributions from non-controlling interests	0	9	7
Other financing items	46	129	334
Total net cash inflow/(outflow) from financing activities	(3,685)	(4,726)	(5,641)
Increase/(decrease) in cash and bank overdrafts in the year	(177)	599	(468)
Cash and bank overdrafts at the beginning of the year	3,403	2,858	3,425
Exchange adjustments	(19)	(54)	(99)
Increase/(decrease) in cash and bank overdrafts in the year	(177)	599	(468)
Cash and bank overdrafts at the end of the year	3,207	3,403	2,858
Cash and bank overdrafts at end of the year comprise:
Cash and cash equivalents	3,397	3,870	2,936
Bank overdrafts	(190)	(467)	(78)
Cash and bank overdrafts	£ 3,207	£ 3,403	£ 2,858